Revenue - Disaggregation of Revenue (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disaggregation of Revenue [Line Items]
Purchase volume	$ 7,899,249	$ 10,963,174	$ 14,034,779	$ 26,930,195
Hospital [Member]
Disaggregation of Revenue [Line Items]
Purchase volume	6,712,240		12,076,119
Physician office [Member]
Disaggregation of Revenue [Line Items]
Purchase volume	1,098,449	10,963,174	1,870,100	26,930,195
Other [Member]
Disaggregation of Revenue [Line Items]
Purchase volume	$ 88,560		$ 88,560